ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK - Schedule of Shareholders' Equity (Detail) - ARS ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Share Capital	$ 1,474,692	$ 1,474,692
Capital Adjustments	$ 1,463,420,048	$ 1,463,420,048